=================================================

                          CRM
                         FUNDS

                        SMALL CAP
                       VALUE FUND

                         MID CAP
                       VALUE FUND

                  Institutional Shares

                      ANNUAL REPORT
                      June 30, 2000

                    [GRAPHIC OMITTED]

-------------------------------------------------

                                  THE CRM FUNDS
================================================================================
                    FUND AND SHAREHOLDER ACCOUNT INFORMATION:
                                   PFPC, Inc.
                                  P.O. Box 8742
                              Wilmington, DE 19899
                                 (800) CRM-2883
--------------------------------------------------------------------------------
ANNUAL REPORT                                                      June 30, 2000
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

For the twelve month period ending June 30, 2000 Institutional Shares of CRM Small Cap Value Fund and CRM Mid Cap Value Fund provided total returns of 9.13% and 19.30%, respectively. These results compare to 14.32% and 12.64% returns for the Russell 2000 Index and Russell Mid Cap Index, respectively.(1)

The quarter ending June 30 signaled a return to normalcy, i.e., a more rational environment which favored companies with real earnings rather than concepts. A market correction was both inevitable and overdue, and the NASDAQ fell 37% between March 10 and May 23 of this year. While Internet companies, in particular, have been forgiven for their lack of profitability in favor of brand recognition and top-line revenue growth, factors such as negative cash flow, poor working capital management and mounting debt have investors questioning the viability of many stand-alone Internet enterprises.

This market shift marked a reversal in relative returns for value stocks, which outperformed growth stocks for only the second time in the last seven quarters. While the environment for value managers has improved, our focus has always been on buying good businesses at attractive valuations, rather than taking advantage of short-term market shifts or momentum moves up or down. Also, this bottom up process focuses on stock selection rather than sector rotation. In recent months, we have been under-weighted relative to comparable indices in such sectors as financial service stocks, consumer discretionary stocks and consumer staples stocks. In each sector, however, our stock selection resulted in better returns than the overall index.

CRM Small Cap Value Fund had several major contributors to performance during the 2nd quarter, which included companies being bought out, gains from new purchases, as well as performance from some prior holdings which were oversold during the first quarter. Primark Corporation agreed to a $38/share cash purchase price from Thomson. International Home Foods agreed to be bought by Conagra in a combination stock and cash transaction. Artesyn Technologies, a stock purchased during the first quarter, gained nearly 50% during the second quarter, as investors were pleasantly surprised by robust earnings. Both Casella Waste and Bay View Capital are not completely on the mend, but these stocks rebounded nearly 50% and 30%, respectively, as they were both tremendously oversold during the first quarter.

CRM Mid Cap Value Fund has recently benefited from strong performance in a number of areas. We have been focusing on non-bank financials, particularly insurance companies, for the last few quarters. Our thesis has been predicated on consolidation in the life insurance industry and better pricing in commercial property and casualty insurance. Our largest position during the first half of this year has been Reliastar, who agreed to be acquired by ING for $54/share in cash. The stock began the year at approximately $39/share and we substantially added to our




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                                       1
                                                                   THE CRM FUNDS

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holdings  during the first quarter in the low $30's. We added to our position in
Ace Ltd. during the quarter, and the stock was a strong contributor as investors have begun to recognize the change in commercial insurance fundamentals. Another area of focus has been educational publishing. Harcourt General and others will benefit from a few years of strong book adoptions in California, Texas and
Florida.   Other  states  are  also  expected  to  increase  their  spending  on educational materials, as it is both politically popular and a means of deploying some state budget surpluses. Last month, Harcourt announced that they had retained Goldman Sachs to find a buyer for the company, as the controlling family decided to take advantage of this robust period. Although the stock appreciated by 45% during the quarter, we estimate the private market value to be 20-30% higher from this level. We are therefore maintaining our holdings for the time being. The sale process for Nabisco highlighted the under-valuation of Keebler Foods, which appreciated by 30% during the quarter. Another strong performer included a medical device company. Edwards Lifesciences was recently spun-off from Baxter International. In spite of being a market leader in the highly profitable tissue heart valve market, the stock was selling at a large discount to its peers (11x cash earnings versus 20-40x for the peer group), as it was not well understood by the market. The recent sale of a money-losing developmental product line has helped to draw attention to the company.

Looking over the landscape today, it appears as though the Federal Reserve's year-long series of interest rate increases is slowing the economy. Retail sales fell during the quarter, led by declines in auto sales, as increasing interest rates and gas prices have slowed the consumer boom for new autos. The national unemployment rate rose to 4.1% in May, suggesting the labor market is starting to cool. Forecasts for second quarter economic growth show that it has slowed to an annual rate of 3.5%, versus 5.5% during the first quarter. This led the Federal Reserve to hold rates at current levels, as expected, in late June but forecast the possibility of future increases if the economy threatens accelerating inflation. While the April and May increases in consumer spending were the lowest in over a year and new home sales dropped to their lowest levels in eight months, things could pick up later in the year. Pundits remain divided on whether or not the Fed will be able to successfully orchestrate a soft landing for the economy. While the rest of the world focuses on these issues, we will continue our process of buying quality companies at attractive relative valuations with good balance sheets, strong management teams and efficacious products/ services in large markets.

Sincerely,
The CRM Funds

              /S/ SIGNATURE                               /S/ SIGNATURE
              Ronald H. McGlynn                           Robert J. Christian
              President and CEO                           President
              Cramer Rosenthal McGlynn, LLC               WT Mutual Fund

(1) These indices do not include the effect of any expenses, which have been deducted from each Fund's return. Individuals cannot invest directly in any index.

    During the period certain fees and expenses were waived by the service providers. Without these waivers total returns would have been lower. Additional performance figures for the Funds can be found in the Comparison of Change in Value of $10,000 Investment section of this report.

The views in this report were those of the Funds' managers as of June 30, 2000 and may not reflect the views of the managers on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Funds in understanding their investment in the Funds and do not constitute investment advice.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.





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                                       2
                                                                   THE CRM FUNDS

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CRM SMALL CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2000

================================================================================
The following information compares a change in value of a $10,000 investment in the Institutional Shares of the CRM Small Cap Value Fund ("Fund") with the performance of the Russell 2000 Index and Russell 2000 Value Index since inception on 1/27/98. The Russell 2000 Index is an unmanaged capitalization weighted index of 2000 small capitalization U.S. companies. The Russell 2000 Value Index consists of 1,292 securites of the 2,000 securities in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS.

   CRM SMALL CAP VALUE FUND VS RUSSELL 2000 INDEX AND RUSSELL 2000 VALUE INDEX

INVESTMENT VALUE ON 6/30/00
---------------------------
CRM Small Cap Value Fund-Institutional
     Shares                                    $10,316
Russell 2000 Index                             $12,590
Russell 2000 Value Index                       $ 9,933

AVERAGE ANNUAL TOTAL RETURN A/O: 6/30/00      ONE YEAR      SINCE INCEPTION ON 1/27/98
----------------------------------------      --------      --------------------------
CRM Small Cap Value Fund-Institutional Shares    9.13%               1.29%**
Russell 2000 Index                              14.32%              10.01%
Russell 2000 Value Index                        (0.94)%             (0.28)%

[GRAPH OMITTED, PLOT POINTS AS FOLLOWS:]
               CRM Small Cap Value Fund-Institutional Shares     Russell 2000 Index   Russell 2000 Value Index
01/27/98                          10000                                10000                10000
06/30/98                          10983                                10850                10636
06/30/99                           9342                                11013                10028
06/30/00                          10316                                12590                 9933

* Average annual returns for the Russell 2000 Index and Russell 2000 Value Index are based on an inception date of 1/31/98. The Fund is professionally managed while the indices are unmanaged and are not available for investment.

** Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.

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                                                                   THE CRM FUNDS

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CRM MID CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2000

================================================================================
The following information compares a change in value of a $10,000 investment in the Institutional Shares of the CRM Mid Cap Value Fund ("Fund") with the performance of the Russell MidCap Index and Russell MidCap Value Index since inception on 1/6/98. The Russell MidCap Index measures the performance of 800 of the smallest securities in the Russell 1000 Index, which is an unmanaged capitalization weighted index of 1000 large capitalization U.S. companies. The Russell MidCap Value Index consists of 619 securities of the 800 securities in the Russell MidCap Index with lower price-to-book ratios and lower forecasted growth values. The index returns reflect reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS.

 CRM MID CAP VALUE FUND VS RUSSELL MIDCAP INDEX AND RUSSELL MIDCAP VALUE INDEX

INVESTMENT VALUE ON 6/30/00
---------------------------
CRM Mid Cap Value Fund-Institutional Shares      $13,395
Russell MidCap Index                             $13,683
Russell MidCap Value Index                       $10,424

AVERAGE ANNUAL TOTAL RETURN A/O: 6/30/00      ONE YEAR      SINCE INCEPTION ON 1/6/98
----------------------------------------      --------      -------------------------
CRM Mid Cap Value Fund-Institutional Shares     19.30%**            12.48%**
Russell MidCap Index                            12.64%              13.56%
Russell MidCap Value Index                      (7.91)%              1.70%

[GRAPH OMITTED, PLOT POINTS AS FOLLOWS]

             CRM MidCap Value Fund-Institutional Shares    Russell MidCap Index      Russell MidCap Value Index
01/06/98                          10000                         10000                    10000
06/30/98                          10970                         10913                    10716
06/30/99                          11228                         12147                    11319
06/30/00                          13395                         13683                    10424

* Average annual returns for the Russell MidCap Index and Russell MidCap Value Index are based on an inception date of 12/31/97. The Fund is professionally managed while the indices are unmanaged and are not available for investment.

** Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.

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                                                                   THE CRM FUNDS

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THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000

================================================================================

                                                                  SMALL CAP       MID CAP
                                                                  VALUE FUND      VALUE FUND
                                                                 ------------    ------------
ASSETS
     Investments in Series, at value ..........................   $173,996,188    $18,549,481
     Receivable for Fund shares sold ..........................         42,043             --
     Receivable for investment in Series withdrawn ............        226,954             --
     Receivable from Investment Advisor .......................             --          1,783
     Organizational costs (Note 2) ............................          4,382         15,000
     Other assets .............................................         33,790         12,526
                                                                  ------------    -----------
     Total assets .............................................    174,303,357     18,578,790
                                                                  ------------    -----------
LIABILITIES
     Payable for Fund shares redeemed .........................        226,954             --
     Payable for investment in Series .........................         42,043             --
     Accrued expenses and other liabilites ....................        121,465          5,759
                                                                  ------------    -----------
     Total liabilities ........................................        390,462          5,759
                                                                  ------------    -----------
NET ASSETS ....................................................   $173,912,895    $18,573,031
                                                                  ============    ===========
COMPONENTS OF NET ASSETS
     Paid in Capital ..........................................   $162,227,757    $16,173,388
     Undistributed net investment income ......................             --         45,154
     Accumulated net realized gain ............................      5,636,621        890,213
     Net unrealized appreciation on investments ...............      6,048,517      1,464,276
                                                                  ------------    -----------
NET ASSETS ....................................................   $173,912,895    $18,573,031
                                                                  ============    ===========
NET ASSETS BY SHARE CLASS
     Investor Shares ..........................................   $ 69,351,015    $        --
     Institutional Shares .....................................    104,561,880     18,573,031
                                                                  ------------    -----------
                                                                  $173,912,895    $18,573,031
                                                                  ============    ===========

SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 par value, unlimited authorized shares)
     Investor Shares ..........................................      4,264,430             --
     Institutional Shares .....................................      6,342,309      1,402,263

NET ASSET VALUE (OFFERING PRICE AND
  REDEMPTION PRICE) PER SHARE
     Investor Shares ..........................................         $16.26             --
     Institutional Shares .....................................         $16.49         $13.25


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SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 2000

================================================================================

                                                                    SMALL CAP       MID CAP
                                                                   VALUE FUND+    VALUE FUND+
                                                                  -------------  -------------
INVESTMENT INCOME
     Investment income from Series ............................      $ 617,759    $   133,116
     Expenses from Series .....................................       (974,713)       (90,086)
                                                                  ------------    -----------
       Net investment income (loss) from Series ...............       (356,954)        43,030
     Dividends ................................................        233,900         38,853
     Interest .................................................         41,219         23,198
                                                                  ------------    -----------
Total investment income (loss) ................................        (81,835)      105,081
                                                                  ------------    -----------
EXPENSES
     Investment advisory fees .................................        437,279         30,148
     Shareholder services--Investor Shares ....................        195,045             --
     Administration fees ......................................         76,773         30,029
     Transfer agent services ..................................        122,937         24,845
     Professional services ....................................         58,139         15,328
     Registration fees ........................................         66,140         31,547
     Accounting services ......................................         42,116         24,099
     Custody fees .............................................          9,283          7,241
     Trustee fees and expenses ................................          3,190          3,763
     Amortization of organizational costs .....................         17,346          6,081
     Printing .................................................         58,334          3,801
     Miscellaneous ............................................         17,369          3,271
                                                                  ------------    -----------
Total expenses ................................................      1,103,951        180,153
     Expenses reimbursed and fees waived (Note 4) .............             --       (129,279)
                                                                  ------------    -----------
Net expenses ..................................................      1,103,951         50,874
                                                                  ------------    -----------
NET INVESTMENT INCOME (LOSS) ..................................     (1,185,786)        54,207
                                                                  ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
     Net realized gain from investments .......................     34,576,089      1,394,272
     Net change in unrealized appreciation (depreciation)
       of investments .........................................    (19,368,774)       620,737
                                                                  ------------    -----------
Net realized and unrealized gain on investments ...............     15,207,315      2,015,009
                                                                  ------------    -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................................   $ 14,021,529    $ 2,069,216
                                                                  ============    ===========

+ Reflects operating history of predecessor mutual fund (see note 5).

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SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

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THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                                SMALL CAP VALUE FUND
                                                                    -----------------------------------------
                                                                     YEAR ENDED      PERIOD ENDED    YEAR ENDED
                                                                      JUNE 30,         JUNE 30,     SEPTEMBER 30,
                                                                        2000+          1999(A)+         1998+
                                                                    ------------    ------------    ------------
NET ASSETS -- BEGINNING OF PERIOD ..............................     $184,857,401    $179,175,027    $144,000,755
                                                                    ------------    ------------    ------------
OPERATIONS
     Net investment loss ......................................       (1,185,786)        (62,625)       (550,558)
     Net realized gain (loss) from investments ................       34,576,089     (24,868,940)     (3,867,578)
     Net change in unrealized appreciation (depreciation)
       of investments .........................................      (19,368,774)     39,680,895     (39,373,134)
                                                                    ------------    ------------    ------------
       Net increase (decrease) in net assets resulting
          from operations .....................................       14,021,529      14,749,330     (43,791,270)
                                                                    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
     From net realized gain on investments -- Investor shares                 --              --      (7,725,721)
     Return of capital -- Investor shares .....................               --         (32,526)       (212,312)
     Return of capital -- Institutional shares ................               --         (21,148)             --
                                                                    ------------    ------------    ------------
       Total distributions to shareholders ....................               --         (53,674)     (7,938,033)
                                                                    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS
     Sale of shares -- Investor Shares ........................       11,975,007      20,036,102      86,883,053
     Sale of shares -- Institutional Shares ...................       26,188,988      47,952,631      64,007,466
     Reinvestment of distributions -- Investor Shares .........               --          29,522       7,442,799
     Reinvestment of distributions -- Institutional Shares ....               --          17,473              --
     Redemptions of shares -- Investor Shares .................      (43,002,583)    (61,826,506)    (67,420,738)
     Redemptions of shares -- Institutional Shares ............      (20,127,447)    (15,222,504)     (4,009,005)
                                                                    ------------    ------------    ------------
       Net increase (decrease) from capital share transactions       (24,966,035)     (9,013,282)     86,903,575
                                                                    ------------    ------------    ------------
       Total increase (decrease) in net assets ................      (10,944,506)      5,682,374      35,174,272
                                                                    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD ...................................     $173,912,895    $184,857,401    $179,175,027
                                                                    ============    ============    ============
Undistributed net investment income ...........................     $         --    $         --    $         --
                                                                    ============    ============    ============

CAPITAL SHARE TRANSACTIONS                                             SHARES          SHARES          SHARES
                                                                    ------------    ------------    ------------
     Sale of shares -- Investor Shares ........................          796,812       2,003,255       5,036,141
     Sale of shares -- Institutional Shares ...................        1,698,030       3,827,612       3,750,486
     Reinvestment of distributions -- Investor Shares .........               --           2,138         473,135
     Reinvestment of distributions -- Institutional Shares ....               --           1,254              --
     Redemptions of shares -- Investor Shares .................       (2,876,719)     (5,278,702)     (4,034,611)
     Redemptions of shares -- Institutional Shares ............       (1,316,498)     (1,384,480)       (234,095)
                                                                    ------------    ------------    ------------
       Net increase (decrease) in shares ......................       (1,698,375)       (828,923)      4,991,056
                                                                    ============    ============    ============

+   Reflects operating history of predecessor mutual fund (see note 5).

(a) For the period October 1, 1998 through June 30, 1999.

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SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

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THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                                  MID CAP VALUE FUND
                                                                    --------------------------------------------
                                                                     YEAR ENDED     PERIOD ENDED    PERIOD ENDED
                                                                      JUNE 30,        JUNE 30,      SEPTEMBER 30,
                                                                       2000+           1999(B)+       1998(A)+
                                                                    ------------    ------------    ------------
NET ASSETS -- BEGINNING OF PERIOD .............................     $  9,886,686    $  5,338,282    $       100
                                                                    ------------    ------------    ------------
OPERATIONS
     Net investment income ....................................           54,207          11,931          28,981
     Net realized gain (loss) from investments ................        1,394,272        (504,333)         27,223
     Net change in unrealized appreciation (depreciation)
       of investments .........................................          620,737       1,530,947        (687,408)
                                                                    ------------    ------------    ------------
       Net increase (decrease) in net assets resulting
          from operations .....................................        2,069,216       1,038,545        (631,204)
                                                                    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income -- Institutional shares .......          (20,710)        (28,981)             --
     From net realized gain on investments --
        Institutional shares ..................................               --         (27,223)             --
                                                                    ------------    ------------    ------------
       Total distributions to shareholders ....................          (20,710)        (56,204)             --
                                                                    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS
     Sale of shares -- Institutional Shares ...................       12,620,733       3,724,098       5,998,670
     Reinvestment of distributions -- Institutional Shares ....           20,705          55,970              --
     Redemption of shares -- Institutional Shares .............       (6,003,599)       (214,005)        (29,284)
                                                                    ------------    ------------    ------------
       Net increase from capital share transactions ...........        6,637,839       3,566,063       5,969,386
                                                                    ------------    ------------    ------------
       Total increase in net assets ...........................        8,686,345       4,548,404       5,338,182
                                                                    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD ...................................     $ 18,573,031    $  9,886,686    $  5,338,282
                                                                    ============    ============    ============
Undistributed net investment income ...........................     $     45,154    $     11,657    $     28,981
                                                                    ============    ============    ============
CAPITAL SHARE TRANSACTIONS                                             SHARES          SHARES          SHARES
                                                                    ------------    ------------    ------------
     Sale of shares -- Institutional Shares ...................        1,128,182         414,468         555,219
     Reinvestment of distributions -- Institutional Shares ....            2,002           5,483              --
     Redemption of shares -- Institutional Shares .............         (616,031)        (83,990)         (3,080)
                                                                    ------------    ------------    ------------
       Net increase in shares .................................          514,153         335,961         552,139
                                                                    ============    ============    ============

+   Reflects operating history of predecessor mutual fund (see note 5).
(a) For the period January 6, 1998 (commencement of operations) through September 30, 1998.
(b) For the period October 1, 1998 through June 30, 1999.

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SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS

================================================================================
THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. THEY SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                               SMALL CAP VALUE FUND
                                                                    --------------------------------------------
                                                                               INSTITUTIONAL SHARES
                                                                    --------------------------------------------
                                                                     YEAR ENDED     PERIOD ENDED    PERIOD ENDED
                                                                      JUNE 30,         JUNE 30      SEPTEMBER 30,
                                                                        2000+          1999(B)+       1998(A)+
                                                                    ------------    ------------    ------------
Net asset value -- Beginning of Period ........................     $     15.11     $      13.72    $      15.99
                                                                    -----------     ------------    ------------
Investment operations
     Net investment income (loss) .............................           (0.09)           0.01             0.01
     Net realized and unrealized gain (loss) on investments ...            1.47            1.38            (2.28)
                                                                    -----------     ------------    ------------
Total from investment operations ..............................            1.38            1.39            (2.27)
                                                                    -----------     ------------    ------------
Distributions to shareholders
     Return of capital ........................................              --              --(c)            --
                                                                    -----------     ------------    ------------
Net asset value -- End of Period ..............................     $     16.49     $      15.11    $      13.72
                                                                    ===========     ============    ============
Total Return ..................................................            9.13%          10.16%(d)      (14.20)%(d)

Ratios/Supplemental data
Ratios to average net assets:
     Expenses, including reimbursement/waiver .................            1.09%(f)         1.08%(e)        1.15%(e)
     Expenses, excluding reimbursement/waiver .................            1.09%(f)         1.09%(e)        1.23%(e)
     Net investment income, including reimbursement/waiver ....           (0.56)%(f)        0.11%(e)        0.08%(e)
Portfolio turnover rate .......................................               96%(f)           64%            57%
Net assets at end of period (000's omitted) ...................     $     104,562   $      90,051   $      48,246

+ Effective November 1, 1999, The CRM Funds - Small Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Small Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.
(a) For the period January 27, 1998 (inception of Institutional Share class) through September 30, 1998.
(b) For the period October 1, 1998 through June 30, 1999.
(c) Less than $0.01 per share.
(d) Not Annualized.
(e) Annualized.
(f) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I - Small Cap Value Series (the"Series") and the portfolio turnover reflects the investment activity of the Series.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS

================================================================================
THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. THEY SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                                 MID CAP VALUE FUND
                                                                    --------------------------------------------
                                                                                INSTITUTIONAL SHARES
                                                                    --------------------------------------------
                                                                     YEAR ENDED     PERIOD ENDED    PERIOD ENDED
                                                                      JUNE 30,         JUNE 30      SEPTEMBER 30,
                                                                        2000+          1999(B)+       1998(A)+
                                                                    ------------    ------------    ------------
Net asset value -- Beginning of Period ........................     $     11.13     $       9.67    $      10.00
                                                                    -----------     ------------    ------------
Investment operations
     Net investment income ....................................            0.05             0.02            0.05
     Net realized and unrealized gain (loss) on investments ...            2.09             1.53           (0.38)
                                                                    -----------     ------------    ------------
Total from investment operations ..............................            2.14             1.55           (0.33)
                                                                    -----------     ------------    ------------
Distributions to shareholders
     From net investment income ...............................           (0.02)           (0.05)             --
     From net realized gain on investments.....................              --            (0.04)             --
                                                                    -----------     ------------    ------------
Total distributions to shareholders ...........................           (0.02)           (0.09)             --
                                                                    -----------     ------------    ------------
Net asset value -- End of Period ..............................     $     13.25     $      11.13    $       9.67
                                                                    ===========     ============    ============
Total Return ..................................................           19.30%           16.11%(c)       (3.30)%(c)

Ratios/Supplemental data
Ratios to average net assets:
     Expenses, including reimbursement/waiver .................            1.15%(e)         1.15%(d)        1.15%(d)
     Expenses, excluding reimbursement/waiver .................            2.20%(e)         2.85%(d)        4.16%(d)
     Net investment income, including reimbursement/waiver ....            0.44%(e)         0.22%(d)        0.84%(d)
Portfolio turnover rate .......................................             274%(e)          118%             78%
Net assets at end of period (000's omitted) ...................     $    18,573     $      9,887    $      5,338

+ Effective November 1, 1999, The CRM Funds - Mid Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Mid Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.
(a) For the period January 6, 1998 (commencement of operations) through September 30, 1998.
(b) For the period October 1, 1998 through June 30, 1999.
(c) Not Annualized.
(d) Annualized.
(e) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I - Mid Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. DESCRIPTION OF THE FUND. CRM Small Cap Value Fund and CRM Mid Cap Value Fund (each a "Fund" and collectively the "Funds") are series of WT Mutual Fund (the "Company"). The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Funds. Information regarding other series of the Company are contained in separate reports to their shareholders.

   The Funds currently offer two classes of shares: Investor Shares and Institutional Shares. Information regarding the Investor Shares is included in a separate shareholder report.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, each Fund (effective November 1, 1999) seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Fund. The performance of each Fund is directly affected by the performance of its corresponding Series. The financial statements of the Series, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

   Information presented for periods prior to November 1, 1999, reflects the operating results of predecessor mutual funds (see Note 5).

2. SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary  of  the significant accounting policies of the Funds:

   VALUATION OF INVESTMENT IN SERIES. Valuation of each Fund's investment in the Series is based on the underlying securities held by the Series. Each Fund is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

   DEFERRED ORGANIZATION COSTS. Organization costs incurred by the Funds have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that each Fund commenced operations.

   INVESTMENT INCOME. Each Fund records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Fund records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among each Fund's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
   DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders of the Funds are declared and paid to shareholders annually.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT SECURITIES TRANSACTIONS. During the period July 1, 1999 through October 31, 1999, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                      SMALL CAP VALUE           MID CAP VALUE
                                           FUND                     FUND
                                      ---------------          --------------
   Purchases ....................      $53,394,977               $11,451,287
   Sales ........................       58,603,258                 7,190,871

   During the period November 1, 1999 through June 30, 2000, contributions to and withdrawals from the Series were as follows:

                                      SMALL CAP VALUE           MID CAP VALUE
                                           FUND                     FUND
                                      ---------------          --------------
   Contributions ................      $188,417,042             $19,318,116
   Withdrawals ..................       (44,634,810)             (4,595,882)

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The investment adviser to the Series is Cramer Rosenthal McGlynn, LLC ("CRM"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Funds.

   PFPC also serves as transfer agent and dividend disbursing agent of the Funds pursuant to a separate Transfer Agency Agreement with the Company on behalf of the Funds.

   CRM has agreed to reimburse certain Fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.15% of each Fund's Institutional Shares average daily net assets. These undertakings will remain in place until the Board of Trustees approves its termination.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

================================================================================
5. FUND MERGER. Effective November 1, 1999, the CRM Small Cap Value Fund and CRM Mid Cap Value Fund (the "CRM Funds") acquired all of the assets and assumed all of the liabilities of the The CRM Funds - Small Cap Value Fund and The CRM Funds - Mid Cap Value Fund (the "Predecessor Funds"), respectively, each an open-end management company, pursuant to separate Plans of Reorganization (the "Reorganizations"). The shareholders of the Predecessor Funds received shares of the respective Fund equal to the number and aggregate net asset value of their shares in the Predecessor Funds.

   The Reorganizations were treated as non-taxable events and accordingly the CRM Funds' basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets and net unrealized depreciation of the Predecessor Funds as of November 1, 1999 were as follows:

                                                                 NET UNREALIZED
                                                 NET ASSETS       DEPRECIATION
                                              ----------------  ----------------
   The CRM Funds - Small Cap Value Fund         $158,832,951       $(2,022,593)
   The CRM Funds - Mid Cap Value Fund             12,256,419          (501,458)

   The Predecessor Funds' investment objectives, policies and limitations were identical to those of the respective CRM Funds, which had no operations prior to November 1, 1999. For financial reporting purposes the Predecessor Funds' operating histories prior to the acquisitions are reflected in the respective financial statements and financial highlights of the CRM Funds.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

================================================================================

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of WT Mutual Fund (Small Cap Value and Mid Cap Value Funds) (the "Funds") as of June 30, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at June 30, 2000, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                 /S/ ERNST & YOUNG LLP SIGNATURE


Philadelphia, Pennsylvania
August 4, 2000

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
TAX INFORMATION (Unaudited)

================================================================================

By now shareholders to whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV from their respective Portfolio.

For corporate shareholders, 100% of the ordinary income distribution (dividend income plus short-term gains, if any) for CRM Mid Cap Value Fund qualifies for the dividends-received deduction.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
JUNE 30, 2000
================================================================================
                       SECURITY
   SHARES             DESCRIPTION                        VALUE
 ---------  ------------------------------------     ------------
COMMON STOCK (94.4%)
AIRCRAFT & AEROSPACE (0.3%)
     24,800 Teledyne Technologies Inc.* .........    $       458,800
                                                     ---------------
AMUSEMENT & RECREATION (4.4%)
    644,600 Trans World Entertainment Corp.* ....          7,815,775
                                                     ---------------
COMMERCIAL BANKS, NEC (0.3%)
     21,700 Hudson United Bancorp ...............            486,894
                                                     ---------------
COMPUTER SERVICES (7.5%)
    103,000 Complete Business
              Solutions, Inc.* ..................          1,808,937
    202,900 Computer Horizons Corp.* ............          2,726,469
     89,800 Great Plains Software, Inc.* ........          1,762,325
     14,800 Symantec Corp.* .....................            798,275
    241,300 Systems & Computer
              Technology Corp.* .................          4,826,000
    139,600 Trident Microsystems, Inc.* .........          1,256,400
                                                     ---------------
                                                          13,178,406
                                                     ---------------
ELECTRONIC, GAS & WATER UTILITIES (0.6%)
     71,100 Western Resources, Inc. .............          1,102,050
                                                     ---------------
ELECTRONIC COMPONENTS (4.4%)
    222,250 Artesyn Technologies, Inc.* .........          6,181,328
     79,500 Thomas & Betts Corp. ................          1,520,437
                                                     ---------------
                                                           7,701,765
                                                     ---------------
ELECTRONIC TECHNOLOGY (2.6%)
    104,800 Zebra Technologies Class A* .........          4,643,950
                                                     ---------------
FINANCE & INSURANCE (8.2%)
    246,200 AmeriCredit Corp.* ..................          4,185,400
    453,000 Bay View Capital Corp. ..............          4,445,062
    116,600 Community First Bankshares, Inc. ....          1,902,037
    210,000 Richmond County Financial Corp. .....          4,016,250
                                                     ---------------
                                                          14,548,749
                                                     ---------------
FOOD AND BEVERAGE (2.6%)
    215,500 International Home Foods, Inc.* .....          4,512,031
                                                     ---------------

                       SECURITY
   SHARES             DESCRIPTION                        VALUE
 ---------  ------------------------------------     ------------
HOSPITAL & MEDICAL SERVICE PLANS (2.8%)
    148,400 First Health Group Corp. * ..........    $     4,869,375
                                                     ---------------
HOTELS, OTHER LODGING PLACES (2.7%)
    509,900 Prime Hospitality Corp.* ............          4,812,181
                                                     ---------------
INSURANCE CARRIERS (3.1%)
    165,200 Everest Re Group, Ltd. ..............          5,430,950
                                                     ---------------
INVESTMENT ADVICE (1.1%)
     45,300 Affiliated Managers Group, Inc.* ....          2,004,525
                                                     ---------------
MANUFACTURING (16.3%)
CHEMICAL & ALLIED PRODUCTS (1.5%)
    124,400 Arch Chemicals, Inc. ................          2,721,250
                                                     ---------------
CONSUMER PRODUCTS (4.0%)
    354,200 Central Garden & Pet Co.*. ..........          3,176,731
    350,000 Playtex Products, Inc.* .............          3,959,375
                                                     ---------------
                                                           7,136,106
                                                     ---------------
ELECTRICAL EQUIPMENT (1.0%)
     74,300 EMCOR Group, Inc. ...................          1,722,831
                                                     ---------------
ELECTRONIC COMPONENTS (2.6%)
    109,600 Oak Technology, Inc.* ...............          2,363,250
     78,700 OPTI, Inc.* .........................            403,338
     24,100 Tektronix, Inc. .....................          1,753,275
                                                     ---------------
                                                           4,519,863
                                                     ---------------
IRON & STEEL (0.9%)
    284,800 WHX Corp.* ..........................          1,566,400
                                                     ---------------
MACHINERY & HEAVY EQUIPMENT (1.6%)
    205,100 Terex Corp.* ........................          2,897,038
                                                     ---------------
MEDICAL PRODUCTS (0.0%)
        500 Edwards Lifesciences Corp.* .........              9,563
                                                     ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (1.6%)
    202,700 D.R. Horton, Inc. ...................          2,749,119
                                                     ---------------
NONFERROUS METALS (0.8%)
    123,600 Mascotech, Inc. .....................          1,336,425
                                                     ---------------
PRECISION INSTRUMENTS & MEDICAL (1.7%)
    116,100 CONMED Corp.* .......................          3,004,088
                                                     ---------------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
================================================================================
                       SECURITY
   SHARES             DESCRIPTION                        VALUE
 ---------  ------------------------------------     ------------
MANUFACTURING (CONTINUED)
TELECOMMUNICATIONS EQUIPMENT (0.6%)
     59,100 Allen Telecom, Inc.* ................    $     1,045,331
                                                     ---------------
                                                          28,708,014
                                                     ---------------
OIL & GAS EXPLORATION (5.0%)
    787,100 Gulf Canada Resources, Ltd. .........          3,787,919
    269,100 Nuevo Energy Co.* ...................          5,079,263
                                                     ---------------
                                                           8,867,182
                                                     ---------------
REAL ESTATE INVESTMENT TRUSTS (3.1%)
  1,691,900 Ventas, Inc.* .......................          5,392,931
                                                     ---------------
RETAIL (4.8%)
COMPUTER & ELECTRONICS (0.4%)
     64,800 Intertan, Inc.* .....................            761,400
                                                     ---------------
MERCHANDISING (1.5%)
    429,800 Flooring America, Inc. ..............             42,980
    305,200 United Retail Group, Inc.* ..........          2,594,200
                                                     ---------------
                                                           2,637,180
                                                     ---------------
TEXTILES & APPAREL (2.9%)
    330,000 Quicksilver, Inc.* ..................          5,135,625
                                                     ---------------
                                                           8,534,205
                                                     ---------------
RETAIL APPAREL & ACCESSORY STORES (1.1%)
     93,300 Children's Place Retail
              Stores, Inc.* .....................          1,912,650
                                                     ---------------
SERVICES (17.5%)
ADVERTISING (4.2%)
    380,000 R.H. Donnelley Corp.* ...............          7,362,500
                                                     ---------------
BUSINESS SERVICES (3.9%)
    164,400 ChoicePoint, Inc.* ..................          6,884,250
                                                     ---------------
COMMERCIAL & CONSUMER SERVICES (3.8%)
    181,000 Primark Corp.* ......................          6,742,250
                                                     ---------------
DETECTIVE, GUARD, & ARMORED CAR SERVICES (2.7%)
    376,100 Burns International
              Services Corp.* ...................          4,701,250
                                                     ---------------

                       SECURITY
   SHARES             DESCRIPTION                        VALUE
 ---------  ------------------------------------     ------------
SERVICES (CONTINUED)
MEDICAL & HEALTH SERVICES (0.4%)
    317,900 QuadraMed Corp.* ....................    $       794,750
                                                     ---------------
SANITARY SERVICES (2.5%)
    411,793 Casella Waste Systems, Inc.* ........          4,426,775
                                                     ---------------
                                                          30,911,775
                                                     ---------------
SERVICES-COMPUTER SOFTWARE (0.6%)
    207,700 Inso Corporation* ...................          1,077,444
                                                     ---------------
TRANSPORTATION (5.4%)
    112,800 Circle International Group, Inc. ....          2,834,100
    117,200 GATX Corp. ..........................          3,984,800
    426,800 RailAmerica, Inc.* ..................          2,720,850
                                                     ---------------
                                                           9,539,750
                                                     ---------------
TOTAL COMMON STOCK
  (COST $160,460,843) ...........................        166,509,402
                                                     ---------------
SHORT-TERM INVESTMENTS (3.3%)
  5,922,308 Sansom Street Fund - Money
              Market Portfolio
              (COST $5,922,308) .................          5,922,308
                                                     ---------------
    PAR
------------
U.S. TREASURY BILLS (2.3%)
 $3,000,000 U.S. Treasury Bills
              5.350%, 07/13/00 ..................          2,994,650
  1,000,000 U.S. Treasury Bills
              5.320%, 07/20/00 ..................            997,192
                                                     ---------------
TOTAL U.S. TREASURY BILLS
  (COST $3,991,842) .............................          3,991,842
                                                     ---------------
TOTAL INVESTMENTS (100.0%)
  (COST $170,374,993)+ ..........................    $   176,423,552
                                                     ===============

*   Non-income  producing  security.
+ The cost for Federal income tax purposes was $170,697,760. At June 30, 2000, net unrealized appreciation was $5,725,792. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $29,621,978, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $23,896,186.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
JUNE 30, 2000
================================================================================

                       SECURITY
   SHARES             DESCRIPTION                        VALUE
 ---------  ------------------------------------     ------------

COMMON STOCK (87.6%)
BROADCAST MEDIA (3.7%)
      9,150 AT&T Corp. - Liberty
              Media Group* ......................    $       221,887
      7,320 Liberty Livewire Corp.* .............            514,230
                                                     ---------------
                                                             736,117
                                                     ---------------
COMMUNICATION & BROADCASTING (3.9%)
      4,900 Alltel Corp. ........................            303,494
      6,800 Cablevision Systems
              Corp. Class A* ....................            461,550
                                                     ---------------
                                                             765,044
                                                     ---------------
COMPUTER SERVICES (0.6%)
      8,300 S3, Inc.* ...........................            122,425
                                                     ---------------
ELECTRIC, GAS & WATER UTILITIES (14.4%)
     15,400 Cinergy Corp. .......................            391,737
      9,600 Duke Energy Corp. ...................            541,200
      6,300 Montana Power Co. ...................            222,469
      9,600 NRG Energy, Inc.* ...................            175,200
     21,900 PECO Energy Co. .....................            882,844
      8,900 Pinnacle West Capital Corp. .........            301,487
     15,600 UtiliCorp United, Inc. ..............            310,050
                                                     ---------------
                                                           2,824,987
                                                     ---------------
FINANCE & INSURANCE (13.1%)
INSURANCE CARRIERS (10.5%)
     12,900 Ace Ltd. ............................            361,200
      6,600 Ambac Financial Group, Inc. .........            361,762
      5,200 Aon Corp. ...........................            161,525
      4,800 Chubb Corp. .........................            295,200
     13,200 Everest Re Group Ltd. ...............            433,950
      8,200 Hartford Financial Services
              Group, Inc. .......................            458,687
                                                     ---------------
                                                           2,072,324
                                                     ---------------
SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS (1.8%)
     12,100 Washington Mutual, Inc. .............            349,388
                                                     ---------------

                       SECURITY
   SHARES             DESCRIPTION                        VALUE
 ---------  ------------------------------------     ------------
FINANCE & INSURANCE (CONTINUED)
STATE & NATIONAL BANKS (0.8%)
      8,600 UnionBanCal Corp. ...................    $       159,637
                                                     ---------------
                                                           2,581,349
                                                     ---------------
MANUFACTURING (18.7%)
COMPUTERS & OFFICE EQUIPMENT (2.0%)
     15,800 Electronics for Imaging, Inc.* ......            399,937
                                                     ---------------
ELECTRONICS (9.6%)
      9,300 Amphenol Corp. Class A* .............            615,544
     32,300 Anixter International, Inc.* ........            855,950
      7,300 L-3 Communications
              Holdings, Inc.* ...................            416,556
                                                     ---------------
                                                           1,888,050
                                                     ---------------
FOOD & BEVERAGE (2.3%)
     12,000 Keebler Foods Co. ...................            445,500
                                                     ---------------
HEALTHCARE PRODUCTS (1.0%)
     10,700 Edwards Lifesciences Corp.* .........            204,637
                                                     ---------------
HOME PRODUCTS (2.2%)
     24,300 Masco Corp. .........................            438,919
                                                     ---------------
MISCELLANEOUS INDUSTRIAL MACHINERY & EQUIPMENT (1.6%)
      9,300 Toro Co. ............................            306,319
                                                     ---------------
                                                           3,683,362
                                                     ---------------
OIL & GAS (8.1%)
OIL & GAS EXPLORATION (4.3%)
      4,900 Amerada Hess Corp. ..................            302,575
      5,700 Coastal Corp. .......................            346,988
      2,900 Columbia Energy Group ...............            190,313
                                                     ---------------
                                                             839,876
                                                     ---------------
OIL & GAS PIPELINES (3.8%)
      6,900 Dynegy, Inc. ........................            471,356
      8,000 Kinder Morgan, Inc. .................            276,500
                                                     ---------------
                                                             747,856
                                                     ---------------
                                                           1,587,732
                                                     ---------------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
================================================================================

                       SECURITY
   SHARES             DESCRIPTION                         VALUE
 ---------  ------------------------------------     ---------------
SERVICES (22.8%)
ADVERTISING (1.9%)
      8,800 True North Communications, Inc. .....    $       374,550
                                                     ---------------
BUSINESS SERVICES (1.5%)
     13,300 Comdisco, Inc. ......................            296,756
                                                     ---------------
COMMERCIAL SERVICES (4.4%)
     15,900 Harcourt General, Inc. ..............            864,563
                                                     ---------------
HOTELS & OTHER LODGING PLACES (0.7%)
      4,300 Starwood Hotels & Resorts
              Worldwide, Inc. ...................            138,944
                                                     ---------------
MEDICAL & HEALTH SERVICES (3.0%)
     17,600 IMS Health, Inc.* ...................            316,800
      3,600 Wellpoint Health Networks, Inc.* ....            260,775
                                                     ---------------
                                                             577,575
                                                     ---------------
PRINTING & PUBLISHING (11.3%)
     11,400 Houghton Mifflin Co. ................            532,238
      9,600 McGraw-Hill Cos., Inc. ..............            518,400
      9,200 Scripps, (E.W.) Co. Cl-A ............            453,100
     19,000 Valassis Communications, Inc.* ......            724,375
                                                     ---------------
                                                           2,228,113
                                                     ---------------
                                                           4,480,501
                                                     ---------------
TRANSPORTATION (1.9%)
      4,100 Kansas City Southern
              Industries, Inc.* .................            363,619
                                                     ---------------
WHOLESALE & RETAIL TRADE (0.4%)
     11,850 Bergen Brunswig Corp. ...............             65,175
                                                     ---------------
TOTAL COMMON STOCK
  (COST $15,745,899) ............................         17,210,311
                                                     ---------------

                       SECURITY
   SHARES             DESCRIPTION                          VALUE
 ---------  ------------------------------------     ---------------
SHORT-TERM INVESTMENTS (7.3%)
    948,237 Sansom Street Fund - Money
              Market Portfolio ..................    $       948,237
    489,854 Temp Cash Fund - Dollar Series ......            489,854
                                                     ---------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $1,438,091) .............................          1,438,091
                                                     ---------------
    PAR
------------
U.S. TREASURY BILLS (5.1%)
   $500,000 U.S. Treasury Bills
              5.320%, 07/20/00 ..................            498,596
    500,000 U.S. Treasury Bills
              5.440%, 08/03/00 ..................            497,507
                                                     ---------------
TOTAL U.S. TREASURY BILLS
  (COST $996,103) ...............................            996,103
                                                     ---------------
TOTAL INVESTMENTS (100.0%)
  (COST $18,180,093)+ ...........................    $    19,644,505
                                                     ===============

*   Non-income producing security.
+ The cost for Federal income tax purposes was $18,211,925. At June 30, 2000, net unrealized appreciation was $1,432,580. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,243,169, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $810,589.
--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000

================================================================================

                                                         SMALL CAP         MID CAP
                                                        VALUE SERIES    VALUE SERIES
                                                        ------------    -------------
ASSETS
     Investments
       Investments, at cost .....................       $170,374,993    $18,180,093
       Net unrealized appreciation ..............          6,048,559      1,464,412
                                                        ------------    -----------
     Total investments, at value ................        176,423,552     19,644,505
     Receivable for securities sold .............          1,887,333        429,814
     Receivable for Contributions ...............             42,043             --
     Interest and dividends receivable ..........             31,971         15,393
                                                        ------------    -----------
Total assets                                             178,384,899     20,089,712
                                                        ------------    -----------
LIABILITIES
     Payable for securities purchased ...........          4,034,114      1,516,888
     Payable for Withdrawals ....................            226,954             --
     Accrued management fee .....................            105,294         10,473
     Accrued expenses and other liabilities .....             21,151         11,491
                                                        ------------    -----------
Total liabilities ...............................          4,387,513      1,538,852
                                                        ------------    -----------
NET ASSETS ......................................       $173,997,386    $18,550,860
                                                        ============    ===========

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF OPERATIONS

For the period November 1, 1999(a) through June 30, 2000
===============================================================================

                                                         SMALL CAP          MID CAP
                                                       VALUE SERIES      VALUE SERIES
                                                      ---------------   --------------
INVESTMENT INCOME
     Dividends ..................................       $  425,924      $  100,781
     Interest ...................................          191,839          32,348
                                                        ----------      ----------
Total investment income .........................          617,763         133,129
                                                        ----------      ----------
EXPENSES
     Investment advisory fees ...................          840,552          61,572
     Administration fees ........................          112,074           8,210
     Accounting services ........................            9,906           4,713
     Custody fees ...............................            8,228          11,639
     Trustee fees and expenses ..................            3,959           3,960
                                                        ----------      ----------
Total expenses ..................................          974,719          90,094
                                                        ----------      ----------
NET INVESTMENT INCOME (LOSS) ....................         (356,956)         43,035
                                                        ----------      ----------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
     Net realized gain from investments .........       22,488,958       1,818,721
     Net change in unrealized appreciation
       (depreciation) of investments ............        8,071,152       1,965,870
                                                       -----------      ----------
Net realized and unrealized gain on investments         30,560,110       3,784,591
                                                       -----------      ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS .....................      $30,203,154      $3,827,626
                                                       ===========      ==========

(a) Commencement of operations.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                         SMALL CAP          MID CAP
                                                       VALUE SERIES      VALUE SERIES
                                                      --------------    --------------
                                                       PERIOD ENDED       PERIOD ENDED
                                                         JUNE 30,           JUNE 30,
                                                         2000(A)            2000(A)
                                                      --------------    --------------
NET ASSETS -- BEGINNING OF PERIOD ...............      $         --      $        --
                                                       ------------      -----------
OPERATIONS
     Net investment gain (loss) .................          (356,956)          43,035
     Net realized gain from investments .........        22,488,958        1,818,721
     Net change in unrealized appreciation
       (depreciation) of investments ............         8,071,152        1,965,870
                                                       ------------      -----------
       Net increase in net assets resulting
          from operations .......................        30,203,154        3,827,626
                                                       ------------      -----------
TRANSACTIONS IN BENEFICIAL INTEREST

     Contributions ..............................       188,418,042       19,319,116
     Withdrawals ................................       (44,623,810)      (4,595,882)
                                                       ------------      -----------
       Net increase in net assets resulting from
          transactions in beneficial interests ..       143,794,232       14,723,234
                                                       ------------      -----------
       Total increase in net assets .............       173,997,386       18,550,860
                                                       ------------      -----------
NET ASSETS -- END OF PERIOD .....................      $173,997,386      $18,550,860
                                                       ============      ===========

(a) For the period November 1, 1999 (commencement  of operations) through June 30, 2000.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. DESCRIPTION OF THE TRUST. Small Cap Value Series and Mid Cap Value Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary  of   the
   significant accounting policies of the Series:

   SECURITY VALUATION. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

   FEDERAL INCOME TAXES. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   INVESTMENT INCOME. All of the net investment income (loss) and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   OTHER. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
                                        23

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

================================================================================
3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Cramer Rosenthal McGlynn, LLC ("CRM") serves as investment adviser to the Series. For its services, the adviser receives a fee as follows: .75% up to $1 billion; .70% of next $1 billion; and .65% in excess of $2 billion of the average daily net assets of each Series.

   CRM has agreed to waive its fees or reimburse certain operating expenses of the Series (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.15% of average daily net assets of each Series. These undertakings will remain in place until the Board of Trustees approves its termination.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

   Wilmington Trust Company serves as custodian and PFPC Trust Company serves as sub-custodian to the Series.

4. INVESTMENT  SECURITIES  TRANSACTIONS.  During the period ended June 30, 2000,
   purchases  and  sales  of  investment  securities   transactions   (excluding
   short-term investments) are as follows:

                                                    SMALL CAP         MID CAP
                                                      VALUE            VALUE
                                                    SERIES(1)        SERIES(1)
                                                  -------------     -----------
   Purchases ...............................       $107,290,043     $26,215,666
   Sales ...................................        130,463,244      24,552,726

5. FINANCIAL HIGHLIGHTS.
                                                    SMALL CAP         MID CAP
                                                      VALUE            VALUE
                                                    SERIES(1)        SERIES(1)
                                                  -------------     -----------
   Total Return** ...........................           19.70%          37.80%
   Ratios to average net assets:
      Expenses* .............................            0.87%           1.10%
      Net investment income (loss)* .........          (0.32)%           0.52%
   Portfolio Turnover Rate ..................              65%            202%

(1) For the period November 1, 1999 (commencement of operations) through June 30, 2000.
*   Annualized.
**  Not annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

================================================================================

Report of Ernst &Young LLP, Independent Auditors

To the Beneficial Interest Holders and Trustees of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WT Investment Trust I (Small Cap Value and Mid Cap Value Series) (the "Series") as of June 30, 2000, and the related statements of operations and statements of changes in net assets for the period November 1, 1999 (commencement of operations) through June 30, 2000. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the Series' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2000, and the results of their operations and the changes in their net assets for the period November 1, 1999 (commencement of operations) through June 30, 2000, in conformity with accounting principles generally accepted in the United States.

                                                 /S/ ERNST & YOUNG LLP SIGNATURE


Philadelphia, Pennsylvania
August 4, 2000

--------------------------------------------------------------------------------
                                        25

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

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
=================================================
TRUSTEES
Robert H. Arnold
Eric Brucker
Robert J. Christian
Nicholas A. Giordano
Louis Klein, Jr.
Clement C. Moore, II
John J. Quindlen
William P. Richards

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

LEGAL COUNSEL
Pepper Hamilton, LLP

INDEPENDENT AUDITORS
Ernst & Young LLP


INVESTOR INFORMATION: (800) CRM-2883
HTTP://WWW.CRMFUNDS.COM

THIS REPORT IS AUTHORIZED FOR  DISTRIBUTION  ONLY TO
SHAREHOLDERS  AND TO OTHERS WHO HAVE RECEIVED
CURRENT PROSPECTUSES OF THE CRM FUNDS.



CRMINSTA/R

=================================================